Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and Development Expenses - Schedule of Research and Development Expenses (Details) [Line Items]
Depreciation	$ 519,185	$ 426,275	$ 385,666
Total	1,608,311	1,670,669	1,176,943
Research and Development Expense [Member]
Research and Development Expenses - Schedule of Research and Development Expenses (Details) [Line Items]
Salaries	870,884	701,402	525,782
Direct input	681,587	859,540	554,892
Utility	2,585	2,542	2,680
Design cost	8,560	6,254	31,115
Contract services	0	55,720	0
Depreciation	23,522	22,286	25,614
Other	$ 21,173	$ 22,925	$ 36,859